Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$116,913,515.59	0.9855308	$102,649,862.84	0.8652943	$14,263,652.75
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$203,613,515.59	0.1585368	$189,349,862.84	0.1474308	$14,263,652.75

Weighted Avg. Coupon (WAC)	3.48%		3.48%
Weighted Avg. Remaining Maturity (WARM)	23.12		22.24
Pool Receivables Balance	$229,014,309.06		$214,219,665.82
Remaining Number of Receivables	31,260		30,584

Adjusted Pool Balance	$223,023,960.39		$208,760,307.64

III. COLLECTIONS

Principal:
Principal Collections	$14,422,892.20
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$221,724.54
Total Principal Collections	$14,644,616.74

Interest:
Interest Collections	$650,978.15
Late Fees & Other Charges	$40,955.99
Interest on Repurchase Principal	$-
Total Interest Collections	$691,934.14

Collection Account Interest	$3,171.83
Reserve Account Interest	$716.22
Servicer Advances	$-

Total Collections	$15,340,438.93

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$15,340,438.93
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,340,438.93

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$190,845.26	$-	$190,845.26	$190,845.26
	Collection Account Interest					$3,171.83
	Late Fees & Other Charges					$40,955.99
Total due to Servicer						$234,973.08

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$151,013.29		$151,013.29

	Total Class A interest:		$151,013.29		$151,013.29	$151,013.29

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

	Available Funds Remaining:					$14,768,175.48

9.	Regular Principal Distribution Amount:					$14,263,652.75

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$14,263,652.75
	Class A Notes Total:		$14,263,652.75		$14,263,652.75
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$14,263,652.75		$14,263,652.75

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					504,522.73

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,990,348.67
Beginning Period Amount	$5,990,348.67
Current Period Amortization	$530,990.49
Ending Period Required Amount	$5,459,358.18
Ending Period Amount	$5,459,358.18
Next Distribution Date Required Amount	$4,954,571.87

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	39
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.70%	9.30%	9.30%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.13%	30,011	97.09%	$207,989,297.86
30 - 60 Days	1.51%	463	2.34%	$5,003,080.70
61 - 90 Days	0.30%	93	0.48%	$1,032,275.63
91-120 Days	0.06%	17	0.09%	$195,011.63
121 + Days	0.00%	0	0.00%	$-
Total		30,584		$214,219,665.82

Delinquent Receivables 30+ Days Past Due
Current Period	1.87%	573	2.91%	$6,230,367.96
1st Preceding Collection Period	1.79%	560	2.70%	$6,177,370.21
2nd Preceding Collection Period	1.68%	536	2.51%	$6,139,889.49
3rd Preceding Collection Period	1.75%	574	2.59%	$6,782,527.95
Four-Month Average	1.77%		2.68%

Repossession in Current Period		23		$219,986.25
Repossession Inventory		63		$171,820.57

Current Charge-Offs
Gross Principal of Charge-Offs				$371,751.04
Recoveries				$(221,724.54)
Net Loss				$150,026.50

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.79%

Average Pool Balance for Current Period				$221,616,987.44

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.81%
1st Preceding Collection Period				0.13%
2nd Preceding Collection Period				0.47%
3rd Preceding Collection Period				0.73%
Four-Month Average				0.53%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	38	2,062	$31,771,757.40
Recoveries	24	1,866	$(19,054,262.74)
Net Loss			$12,717,494.66
Cumulative Net Loss as a % of Initial Pool Balance			0.95%

Net Loss for Receivables that have experienced a Net Loss *	33	1,748	$12,795,864.09
Average Net Loss for Receivables that have experienced a Net Loss			$7,320.29

Principal Balance of Extensions			$1,003,588.81
Number of Extensions			92

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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